Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
PHONEBRASIL INTERNATIONAL, INC. [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES	NOTE 5 — COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of December 31, 2020, and 2019.